Reserves for Future Policy Benefits - Reconciliation of Premiums to the Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Text Block [Abstract]
Issuances	$ 147	$ 138
Reconciling items	(59)	(39)
Total premiums	$ 88	$ 99